Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($615 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Stafford was none.

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($204 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Simes was none.

AFSS-AFSSIB-20-01 1.960091.109	February 10, 2020

Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($615 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Stafford was none.

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($204 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Simes was none.

FSS-KB-20-01 1.946354.108	February 10, 2020

Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Ms. Stafford as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$15,678	$273	$57
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,911	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($615 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Stafford was none.

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Simes as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	12	5
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,799	$1,743	$821
Assets Managed with Performance-Based Advisory Fees (in millions)	$204	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($204 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Simes was none.

FSSB-20-01 1.946353.109	February 10, 2020